PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset	$ 2,900	$ 2,800
Operating lease liability	$ 3,116	$ 3,100
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Sublease income	$ 12	$ 27
Operating lease expense	$ 1,061	1,054
Operating lease, weighted average discount rate	3.00%
Future Lease Payments After Adoption
2022	$ 763
2023	648
2024	542
2025	445
2026	346
Thereafter	753
Total future lease payments	3,497
Less imputed interest (based on weighted-average discount rate of 3.0%)	(381)
Lease liability	$ 3,116	$ 3,100
Operating lease expense			$ 1,100
Weighted Average
Lessee, Lease, Description [Line Items]
Operating lease term	6 years	6 years